Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Equity [Abstract]
Schedule of stock-based compensation expense

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.72%
Volatility	88%
Dividend yield	0%

he Company recorded stock-based compensation expense for the shares issued to consultants that have vested, which is a component of operating expenses in the Consolidated Statement of Operations as follows:

		Stock-Based Compensation

		For the Year Ended
Month of Original Grant	Shares Issued	June 30, 2017	June 30, 2016
December 2015	230,000	$945,189	$342,811
March 2016	60,000	261,214	71,786
August 2016	40,000	147,600	—
January 2017	50,000	194,776	—
	380,000	$1,548,779	$414,597

Schedule of Black-Scholes option pricing model with weighted average assumptions

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Schedule of option activity

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price
Outstanding - June 30, 2017	160,000	$1.50
Exercisable - June 30, 2017	80,000	$1.50
Granted	515,000	7.12
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding - September 30, 2017	675,000	$5.79
Exercisable - September 30, 2017	80,000	$1.50

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price
Outstanding – July 1, 2015	160,000	$1.50
Exercisable – July 1, 2015	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2016	160,000	1.50
Exercisable – June 30, 2016	40,000	1.50
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2017	160,000	$1.50
Exercisable – June 30, 2017	80,000	$1.50

Schedule of resricted shares

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value (1)	Shares Vested
June 2014	307,876	$389,568	121,530
July 2014	32,408	48,612	36,956
August 2014	81,020	153,348	24,306
September 2014	129,633	180,874	15,185
March 2015	72,918	243,713	—
October 2015	293,000	411,000	—
November 2015	36,200	42,150	—
December 2015	300,000	105,000	230,000
January 2016	40,000	68,000	—
March 2016	60,000	—	60,000
June 2016	118,000	512,990	—
August 2016	351,000	1,179,274	40,000
January 2017	192,000	973,675	50,000
February 2017	110,000	697,500	—
March 2017	20,000	—	—
July 2017	100,000	745,000	—
	2,244,055	$5,750,704	577,977

(1)	The fair value of the restricted stock awards as shown above is based on either the balance sheet date for consultants or grant date for employees.

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value (1)	Shares Vested
June 2014	307,876	$1,294,029	121,530
July 2014	32,408	48,612	23,791
August 2014	81,020	326,323	8,102
September 2014	129,633	352,282	13,667
March 2015	72,918	401,717	—
October 2015	293,000	439,500	—
November 2015	36,200	54,300	—
December 2015	300,000	1,393,000	230,000
January 2016	40,000	68,000	—
March 2016	60,000	333,000	60,000
June 2016	118,000	535,809	—
August 2016	351,000	1,489,247	40,000
January 2017	192,000	1,165,122	—
February 2017	110,000	697,500	—
March 2017	20,000	135,000	—
	2,144,055	$8,733,441	497,090